[redacted]

13000891

CERT NYS
1-33708

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 22 2013

Washington, DC 20549

March 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PHILIP MORRIS INTERNATIONAL INC. 1.750% Notes due 2020 and 2.750% Notes due 2025 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 19, 2013. Tentative listing date – March 25, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com